                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       La Crosse Advisers, L.L.C.
Address:    311 Main Street
            La Crosse, Wisconsin  54601

Form 13F File No: 28-03977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Steven J. Hulme
Title:            President
Phone:            (608) 782-1148
Signature, Place, and Date of Signing:



/s/ Steven J. Hulme                La Crosse, Wisconsin       February 15, 2001
--------------------------         --------------------      -------------------
       (Signature)                     (City/State)                (Date)

Report Type (Check only one.):

[ X ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              62

Form 13F Information Table Value Total:                 $92,170,942.115

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                           FORM 13F INFORMATION TABLE

                                                  Title of         CUSIP          Fair Market        Shares/    SH/     Put/
Name of Issuer                                     Class                            Value            PRN AMT    PRN     Call
-------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc.                         COM          000886101          851,875.00        47,000    SH
AES Corp.                                           COM          00130H105        2,104,250.00        38,000    SH
AVX Corporation                                     COM          002444107          671,375.00        41,000    SH
AXA Financial Inc.                                  COM          002451102        2,402,625.00        43,000    SH
Albertsons Inc.                                     COM          013104104        1,404,500.00        53,000    SH
Allstate Corp.                                      COM          020002101        1,960,335.00        45,000    SH
Bank of America Corp.                               COM          060505104        1,284,500.00        28,000    SH
Bank One Corp.                                      COM          06423A103        1,428,375.00        39,000    SH
Burlington Northern Santa Fe Corp.                  COM          12189T104        1,840,345.00        65,000    SH
Calpine Corp.                                       COM          131347106        1,982,772.00        44,000    SH
Cardinal Health Inc.                                COM          14149Y108        3,287,625.00        33,000    SH
Chase Manhattan Corp.                               COM          16161A108        1,073,472.75        23,625    SH
Citigroup Inc.                                      COM          172967101        1,634,016.00        32,000    SH
Coastal Corp.                                       COM          190441105        3,355,894.00        38,000    SH
Compaq Computer Corp.                               COM          204493100          933,100.00        62,000    SH
ConAgra Foods Inc.                                  COM          205887102        1,482,000.00        57,000    SH
Delta Airlines Inc.                                 COM          247361108        1,405,264.00        28,000    SH
Eaton Corp.                                         COM          278058102        1,428,572.00        19,000    SH
Edison International                                COM          281020107          703,125.00        45,000    SH
Emerson Electric Co.                                COM          291011104        1,812,699.00        23,000    SH
Federal National Mortgage Assoc.                    COM          313586109        1,821,750.00        21,000    SH
Federated Department Stores Inc.                    COM          31410H101        1,225,000.00        35,000    SH
First Data Corp.                                    COM          319963104        1,686,016.00        32,000    SH
Fleetboston Financial Corp.                         COM          339030108        1,834,990.11        48,851    SH
Ford Motor Co.                                      COM          345370860        1,757,850.00        75,000    SH
Gap Inc.                                            COM          364760108          867,000.00        34,000    SH
Gateway Inc.                                        COM          367626108          467,740.00        26,000    SH

                                                                                  Voting Authority
                                                                             ------------------------
                                                 Investmt       Other        Sole       Share    None
Name of Issuer                                    Dscretn     Managers
-----------------------------------------------------------------------------------------------------
ADC Telecommunications Inc.                         Sole                     47,000
AES Corp.                                           Sole                     38,000
AVX Corporation                                     Sole                     41,000
AXA Financial Inc.                                  Sole                     43,000
Albertsons Inc.                                     Sole                     53,000
Allstate Corp.                                      Sole                     45,000
Bank of America Corp.                               Sole                     28,000
Bank One Corp.                                      Sole                     39,000
Burlington Northern Santa Fe Corp.                  Sole                     65,000
Calpine Corp.                                       Sole                     44,000
Cardinal Health Inc.                                Sole                     33,000
Chase Manhattan Corp.                               Sole                     23,625
Citigroup Inc.                                      Sole                     32,000
Coastal Corp.                                       Sole                     38,000
Compaq Computer Corp.                               Sole                     62,000
ConAgra Foods Inc.                                  Sole                     57,000
Delta Airlines Inc.                                 Sole                     28,000
Eaton Corp.                                         Sole                     19,000
Edison International                                Sole                     45,000
Emerson Electric Co.                                Sole                     23,000
Federal National Mortgage Assoc.                    Sole                     21,000
Federated Department Stores Inc.                    Sole                     35,000
First Data Corp.                                    Sole                     32,000
Fleetboston Financial Corp.                         Sole                     48,851
Ford Motor Co.                                      Sole                     75,000
Gap Inc.                                            Sole                     34,000
Gateway Inc.                                        Sole                     26,000

                                                  Title of          CUSIP         Fair Market        Shares/     SH/     Put/
Name of Issuer                                     Class                            Value            PRN AMT     PRN     Call
-------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                              COM          369550108        1,950,000.00          25,000    SH
Heinz (H J) Co.                                     COM          423074103        1,185,950.00          25,000    SH
Home Depot Inc.                                     COM          437076102        2,375,776.00          52,000    SH
Honeywell International Inc.                        COM          438516106        1,182,825.00          25,000    SH
Intel Corp.                                         COM          458140100        1,352,835.00          45,000    SH
Kimberly Clark Corp.                                COM          494368103        1,846,776.25          26,125    SH
Metlife Inc.                                        COM          59156R108        2,450,000.00          70,000    SH
Microsoft Corp.                                     COM          594918104        1,084,375.00          25,000    SH
Micron Technology Inc.                              COM          595112103        1,846,000.00          52,000    SH
Government Obligations Fund                         COM          60934N104        2,081,283.00       2,081,283    SH
Federated U.S. Treasury Cash Reserves               COM          60934N682        2,177,828.00       2,177,828    SH
Morgan (J P) & Co.                                  COM          616880100        1,820,500.00          11,000    SH
Morgan Stanley Dean Witter Discover                 COM          617446448        1,743,500.00          22,000    SH
Motorola Inc.                                       COM          620076109        1,113,750.00          55,000    SH
Parker Hannifin Corp.                               COM          701094104        1,059,000.00          24,000    SH
Philip Morris Co. Inc.                              COM          718154107        1,716,000.00          39,000    SH
Reliant Energy Inc.                                 COM          75952J108        1,602,581.00          37,000    SH
SBC Communications Inc.                             COM          78387G103        1,528,000.00          32,000    SH
Sears Roebuck & Co.                                 COM          812387108        1,807,000.00          52,000    SH
Solectron Corp.                                     COM          834182107        1,389,900.00          41,000    SH
Tellabs Inc.                                        COM          879664100        1,751,500.00          31,000    SH
Tenet Healthcare Corp.                              COM          88033G100        2,444,090.00          55,000    SH
Tyco International Ltd.                             COM          902124106        1,776,000.00          32,000    SH
USX-Marathon Group                                  COM          902905827        1,470,750.00          53,000    SH
United Technologies Corp.                           COM          913017109        1,808,375.00          23,000    SH
United Health Group Inc.                            COM          91324P102        2,853,937.50          46,500    SH
Verizon Communications Inc.                         COM          92343V104        1,974,925.00          39,400    SH
Washington Mutual Inc.                              COM          939322103        2,069,457.00          39,000    SH
Wells Fargo & Co (New)                              COM          949746101        2,505,960.00          45,000    SH
GRAND TOTAL                                                                     92,170,942.115


                                                                                  Voting Authority
                                                                             ------------------------
                                                 Investmt       Other        Sole       Share    None
Name of Issuer                                    Dscretn     Managers
-----------------------------------------------------------------------------------------------------
General Dynamics Corp.                            Sole                       25,000
Heinz (H J) Co.                                   Sole                       25,000
Home Depot Inc.                                   Sole                       52,000
Honeywell International Inc.                      Sole                       25,000
Intel Corp.                                       Sole                       45,000
Kimberly Clark Corp.                              Sole                       26,125
Metlife Inc.                                      Sole                       70,000
Microsoft Corp.                                   Sole                       25,000
Micron Technology Inc.                            Sole                       52,000
Government Obligations Fund                       Sole                    2,081,283
Federated U.S. Treasury Cash Reserves             Sole                    2,177,828
Morgan (J P) & Co.                                Sole                       11,000
Morgan Stanley Dean Witter Discover               Sole                       22,000
Motorola Inc.                                     Sole                       55,000
Parker Hannifin Corp.                             Sole                       24,000
Philip Morris Co. Inc.                            Sole                       39,000
Reliant Energy Inc.                               Sole                       37,000
SBC Communications Inc.                           Sole                       32,000
Sears Roebuck & Co.                               Sole                       52,000
Solectron Corp.                                   Sole                       41,000
Tellabs Inc.                                      Sole                       31,000
Tenet Healthcare Corp.                            Sole                       55,000
Tyco International Ltd.                           Sole                       32,000
USX-Marathon Group                                Sole                       53,000
United Technologies Corp.                         Sole                       23,000
United Health Group Inc.                          Sole                       46,500
Verizon Communications Inc.                       Sole                       39,400
Washington Mutual Inc.                            Sole                       39,000
Wells Fargo & Co (New)                            Sole                       45,000
GRAND TOTAL